Loans and Financings - Additional Information (Detail) € in Millions	1 Months Ended													12 Months Ended
	Apr. 30, 2016 USD ($)	Dec. 31, 2015 BRL	Dec. 31, 2015 USD ($)	Sep. 30, 2015 BRL	Jul. 31, 2015 EUR (€) Note	May. 31, 2015 BRL	May. 31, 2015 USD ($)	Apr. 30, 2015 BRL	Apr. 30, 2015 USD ($)	Mar. 31, 2015 BRL	Mar. 31, 2015 USD ($)	Feb. 28, 2015 BRL	Feb. 28, 2015 USD ($)	Dec. 31, 2015 BRL Debentures	Dec. 31, 2014 BRL	Dec. 31, 2013 BRL	Dec. 31, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Mar. 30, 2015 BRL	Mar. 30, 2015 EUR (€)	Oct. 31, 2014 USD ($)	May. 31, 2014 BRL	Mar. 31, 2013 USD ($)	Oct. 31, 2011 USD ($)
Debt Instrument [Line Items]
Senior notes issued, face value																			BRL 3,163,000,000	€ 897
Senior notes issued		BRL 38,670,111,000												BRL 38,670,111,000	BRL 12,737,364,000
Own debentures acquired | $																	$ 33,000,000
Borrowings net of costs														7,218,639,000	2,665,098,000	BRL 3,434,762,000
Total amount of guarantees provided as collateral for subsidiaries' financings		2,684,000,000												BRL 2,684,000,000								BRL 19,228,000
Total gross debt-to-EBITDA ratio														600.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings net of costs						BRL 955,700,000	$ 300,000,000	BRL 1,167,700,000	$ 400,000,000
Financing agreement, amount | $																								$ 1,000,000,000
ONDD
Debt Instrument [Line Items]
Borrowings net of costs												BRL 123,200,000	$ 42,800,000
Financing agreement, amount | $																							$ 257,000,000
Finnish Export Credit Ltd
Debt Instrument [Line Items]
Borrowings net of costs										BRL 461,100,000	$ 141,300,000
Financing agreement, amount | $																					$ 397,400,000
Banco do Brasil, Bradesco, HSBC, and Santander, Syndicate [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Financing agreement, amount				BRL 1,500,000,000
Financing agreement repaid				BRL 1,300,000,000
Banco do Nordeste do Brasil
Debt Instrument [Line Items]
Borrowings net of costs															0
Financing agreement, amount															BRL 370,600,000
China Development Bank Corporation
Debt Instrument [Line Items]
Borrowings net of costs		BRL 2,515,000,000	$ 632,500
Financing agreement, amount | $																	$ 1,200,000,000
5.625 % Senior Note Maturing in 2021
Debt Instrument [Line Items]
Senior notes issued, face value | €																		€ 600
Senior notes issued, interest rate																		5.625%
Senior Notes Maturing in February 2016
Debt Instrument [Line Items]
Senior notes issued, interest rate																		5.625%
Senior notes repurchased | €																		€ 148
Senior Notes Maturing in December 2017
Debt Instrument [Line Items]
Senior notes issued, face value | €																		€ 173
Senior notes issued, interest rate																		5.125%
Senior Notes Maturing in March 2017
Debt Instrument [Line Items]
Senior notes issued, interest rate																		5.242%
Senior Notes Issued July Twenty Twelve
Debt Instrument [Line Items]
Number of Notes rebought for immediate cancelation | Note					169,793
Senior notes issued | €					€ 400
9th Issue 1st Series
Debt Instrument [Line Items]
Number of debentures bought and immediately canceled | Debentures														38,965
9th Issue 2nd Series
Debt Instrument [Line Items]
Number of debentures bought and immediately canceled | Debentures														155,713
5th Issue 2nd Series
Debt Instrument [Line Items]
Number of debentures bought and immediately canceled | Debentures														24,002
7th Issue
Debt Instrument [Line Items]
Number of debentures bought and immediately canceled | Debentures														100
Exportkreditnamnden (EKN) | Subsequent Event
Debt Instrument [Line Items]
Principal amount outstanding | $	$ 202,000,000